Employees' Leaving Entitlement - Schedule of Expected Payments or Contributions to Defined Benefit Plan (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Within 1 year [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected payments or contributions to defined benefit plan	€ 769	€ 1,193
Between 2 and 5 years [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected payments or contributions to defined benefit plan	€ 3,223	€ 3,782